Subsequent Events	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summit Materials, LLC [Member]
Subsequent Events

15.SUBSEQUENT EVENTS

Prior to the IPO, certain investors had equity in the Company that vested only if a performance objective of 3.0 times return on Blackstone’s initial investment was met. At the IPO Date, this equity was converted to LP Units and stock options. On August 9, 2016, the Board of Directors of Summit Inc. determined that it was in the best interest of the Company to waive the 3.0 times threshold.  As a result, in the third quarter of 2016, the Company will recognize a charge of approximately $11 million to $13 million reflective of the cumulative catch up expense from the IPO date through August 2016 and will continue to recognize expense on the options over the remainder of the 4-year vesting period.

(23) Subsequent Events

In February 2016, the Company acquired American Materials Company, an aggregates company headquartered in Wilmington, NC. The acquisition expanded the Company’s geographic reach into the consolidated, high-growth coastal North and South Carolina markets through five strategically positioned sand and gravel operations.